RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
RELATED PARTY TRANSACTIONS
Due from related party	$ 10,097	$ 0
Due to related parties	1,703,421	1,173,510
Baohai Xu
RELATED PARTY TRANSACTIONS
Due to related parties	503,713	426,885
Zhe Wang
RELATED PARTY TRANSACTIONS
Due to related parties	121,195	120,985
Sheng Xu
RELATED PARTY TRANSACTIONS
Due to related parties		4,862
Mufang Gao
RELATED PARTY TRANSACTIONS
Due to related parties	768,506	310,771
Feng'e Feng
RELATED PARTY TRANSACTIONS
Due to related parties	186,571	186,571
Mingxiu Luan
RELATED PARTY TRANSACTIONS
Due to related parties	123,436	$ 123,436
Related party
RELATED PARTY TRANSACTIONS
Due from related party	10,097
Related party | Sheng Xu
RELATED PARTY TRANSACTIONS
Due from related party	$ 10,097